Commitment (Tables)	6 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Office Rental	For the period ended September 30,
2022	$77,661
2023	77,661
2024	77,661
2025	77,661
2026	77,661
Thereafter	97,076
Total	$485,381